Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Valuation allowance	$ 47.0	$ 44.0
Net increase in valuation allowance	3	7
Domestic and foreign net operating loss, capital loss and tax credit carryovers	276
Deferred tax asset operating loss carryforwards	99
Net operating loss carryover expiration date	Our net operating loss carryovers expire through 2031
Expiration of tax credits	Our domestic alternative minimum tax credits have no expiration period and our foreign asset tax credits expire through 2017.
Income tax benefit continuing and discountinued operations	2	32	40
Cash paid for income taxes, net of refunds received	8	4	5
Percentage greater than threshold of income tax examination minimum likelihood of tax benefits being realized upon settlement	50.00%
Statutory federal income tax rate	35.00%
Unrecognized tax benefits that would impact effective tax rate	4
Open tax years by major tax jurisdiction	Tax years that remain subject to examination by major tax jurisdictions generally include 2008-2011.
Interest expense related to the unrecognized tax benefits	0.2	0.1	0.1
Interest accrued on unrecognized tax benefits	0.4	0.6
Mexico
Income Taxes [Line Items]
Valuation allowance	37.4
Canada
Income Taxes [Line Items]
Valuation allowance	2.2
United States
Income Taxes [Line Items]
Valuation allowance	$ 7.4